REVENUE EARNING DEVICES	3 Months Ended	12 Months Ended
	May 31, 2025	Feb. 28, 2025
Revenue Earning Devices
REVENUE EARNING DEVICES

7. REVENUE EARNING DEVICES

Revenue earning devices consisted of the following:

	May 31, 2025	February 28, 2025
Revenue earning devices	$7,726,899	$6,831,352
Less: Accumulated depreciation	(2,744,231)	(2,292,172)
	$4,982,668	$4,539,180

During the three months ended May 31, 2025, the Company made total additions to revenue earning devices of $895,547 which were transfers from inventory. During the three months ended May 31, 2024, the Company made total additions to revenue earning devices of $1,128,175 which were transfers from inventory

Depreciation and amortization for the years ended May 31, 2025, and May 31, 2024, are as follows:

Depreciation and Amortization RED	Three Months Ended May 31 2025	Three Months Ended May 31, 2024

Cost of Goods Sold	$447,955	$201,873
Operating expenses	4,104	54,355
Total Depreciation and Amortization RED	$452,059	$256,228

ARTIFICIAL INTELLIGENCE TECHNOLOGY SOLUTIONS INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

6. REVENUE EARNING DEVICES

Revenue earning devices (RED) consisted of the following:

	February 28, 2025	February 29, 2024
Revenue earning devices	$6,831,352	$3,432,846
Less: Accumulated depreciation	(2,292,172)	(952,844)
	$4,539,180	$2,480,002

During the year ended February 28, 2025, the Company made total additions to revenue earning devices of $3,398,505 which were transferred from inventory. There was no permanent impairment on revenue earning services for the year ended February 28, 2025. During the year ended February 29, 2024, the Company made total additions to revenue earning devices of $2,166,081 which were transferred from inventory. The Company wrote- off assets with a value $748,243 and related accumulated depreciation $490,295 with a net book value of $257,948 as a permanent impairment on revenue devices along with finished goods inventory on assets not yet deployed of $326,180 for a total permanent impairment on revenue earning devices of $584,177.

Depreciation and amortization for the years ended February 28, 2025, and February 29, 2024, are as follows:

Depreciation and Amortization RED	Year Ended February 28, 2025	Year Ended February 29, 2024

Cost of Goods Sold	$1,051,498	$530,640
Operating expenses	287,830	132,660
Total Depreciation and Amortization RED	$1,339,328	$663,300

ARTIFICIAL INTELLIGENCE TECHNOLOGY SOLUTIONS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS